Revenue and Contracts with Customers (Details) - Schedule of Deferred Contract Cost Activity	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of deferred contract cost activity [Abstract]
Deferred contract costs beginning balance	$ 36,465
Amortized costs	(34,756)
Deferred contract costs ending balance	$ 1,709